Risk Management - Effect of Conditional Master Netting and Similar Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Gross amounts of financial instruments	$ 12,712	$ 11,663
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,700)	(7,202)
Financial and cash collateral pledged (received)	(5,451)	(4,032)
Net amounts including financing entity	561	429
Net amounts excluding financing entity	561	429
Financial liabilities
Gross amounts of financial instruments	(15,217)	(15,694)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,700	7,202
Financial and cash collateral pledged (received)	8,421	8,404
Net amounts including financing entity	(96)	(88)
Net amounts excluding financing entity	(39)	(15)
Accrued interest receivable	334	388
Accrued interest payable	677	779
Over-collateralized on securities lending and reverse purchase agreements	403	641
Over-collateralized on OTC derivative liabilities	1,699	2,472
Over-collateralized on OTC derivative assets	154	35
Over-collateralized on repurchase agreements	0	0
Derivative liabilities
Financial liabilities
Gross amounts of financial instruments	(15,024)	(15,026)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,700	6,633
Financial and cash collateral pledged (received)	8,228	8,305
Net amounts including financing entity	(96)	(88)
Net amounts excluding financing entity	(39)	(15)
Repurchase agreements
Financial liabilities
Gross amounts of financial instruments	(193)	(668)
Amounts subject to an enforceable master netting arrangement or similar agreements	0	569
Financial and cash collateral pledged (received)	193	99
Net amounts including financing entity	0	0
Net amounts excluding financing entity	0	0
Derivative assets
Financial assets
Gross amounts of financial instruments	9,955	9,048
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,700)	(6,633)
Financial and cash collateral pledged (received)	(2,694)	(1,986)
Net amounts including financing entity	561	429
Net amounts excluding financing entity	561	429
Securities lending
Financial assets
Gross amounts of financial instruments	1,800	1,021
Amounts subject to an enforceable master netting arrangement or similar agreements	0	0
Financial and cash collateral pledged (received)	(1,800)	(1,021)
Net amounts including financing entity	0	0
Net amounts excluding financing entity	0	0
Reverse repurchase agreements
Financial assets
Gross amounts of financial instruments	957	1,594
Amounts subject to an enforceable master netting arrangement or similar agreements	0	(569)
Financial and cash collateral pledged (received)	(957)	(1,025)
Net amounts including financing entity	0	0
Net amounts excluding financing entity	$ 0	$ 0